Employee Benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

15. EMPLOYEE BENEFITS

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were RMB39,756, RMB27,109 and RMB20,535 for the years ended December 31, 2022, 2023 and 2024, respectively.